EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Disclosure of expenses by nature [text block]
(a) Operating expenses by nature
	Year ended December 31
(in millions of U.S. dollars)	2018	2017
OPERATING EXPENSES BY NATURE
Raw materials and consumables	148.1	85.0
Salaries and employee benefits	102.1	59.6
Contractors	60.6	32.2
Repairs and maintenance	47.7	15.1
General and administrative	20.3	15.7
Operating leases	4.2	2.3
Royalties	3.5	2.9
Drilling and analytical	2.4	1.3
Other	5.2	2.5
Total production expenses	394.1	216.6
Less: Production expenses capitalized	(45.3)	(22.5)
Less: Change in inventories	(23.4)	4.2
Total operating expenses	325.4	198.3

Disclosure of finance income (cost) [text block]
(b) Finance costs and income
	Year ended December 31
(in millions of U.S. dollars)	2018	2017
FINANCE COSTS
Interest on senior unsecured notes	53.2	54.4
Interest on Credit Facility	9.0	5.9
Accretion expense on decommissioning obligations (Note 17)	2.0	1.0
Gain on modification of long-term debt	-	(3.3)
Other finance costs	4.8	6.1
	69.0	64.1
Less: amounts included in cost of qualifying assets	-	(51.3)
Total finance costs	69.0	12.8
FINANCE INCOME
Interest income	1.5	1.1

Disclosure of detailed information about other losses gains [text block]
(c) Other gains
	Year ended December 31
(in millions of U.S. dollars)	2018	2017
OTHER GAINS
Unrealized gain on share purchase warrants	-	1.2
Gain (loss) on foreign exchange	6.6	43.8
Gain on disposal of El Morro stream	-	33.0
Other (loss) gain on disposal of assets	(0.3)	0.3
Loss on revaluation of investments	(0.2)	(0.2)
Unrealized gain (loss) on revaluation of gold stream obligation (Note 12)	11.7	(21.8)
Settlement and loss on revaluation of gold price option contracts	(4.8)	(6.5)
Gain (loss) on revaluation of copper forward contracts and copper price option contracts	4.8	(4.4)
Revaluation of CSP’s reclamation and closure cost obligation (1)	(1.0)	-
Other	1.3	1.2
Total other gains	18.1	46.6
1.	Cerro San Pedro has transitioned to the reclamation phase of its mine life cycle effective December 31, 2018. As a result, changes in estimate to Cerro San Pedro’s reclamation and closure cost obligation resulting from revisions to the expected cash flows will be recognized within other gains and losses.